Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI EAFE ETF(a)(b)	59,857,992	$3,550,177,505

Total Investment Companies
(Cost: $4,099,512,415)		3,550,177,505

Short-Term Securities

Money Market Funds — 16.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(a)(c)(d)	597,690,600	597,571,062
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(a)(c)	2,130,000	2,130,000

Total Short-Term Securities — 16.8%
(Cost: $599,771,848)		599,701,062

Total Investments in Securities — 116.7%
(Cost: $4,699,284,263)		4,149,878,567

Liabilities in Excess of Other Assets — (16.7)%		(595,285,333)

Net Assets — 100.0%		$3,554,593,234

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$597,694,906	(a)	$—		$(53,058)	$(70,786)	$597,571,062	597,690,600	$56,281	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,640,000	—		(510,000	)(a)	—	—	2,130,000	2,130,000	11,672		—
iShares MSCI EAFE ETF	3,669,453,789	459,677,724		(219,832,430)		(4,472,339)	(354,649,239)	3,550,177,505	59,857,992	—		—
						$(4,525,397)	$(354,720,025)	$4,149,878,567		$67,953		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	423,517,000	USD	270,817,946	BNP Paribas SA	11/02/22	$84,696
AUD	194,000	USD	122,247	Bank of America N.A.	11/02/22	1,845
AUD	783,000	USD	493,211	UBS AG	11/02/22	7,635
CHF	491,000	USD	489,104	Bank of America N.A.	11/02/22	1,234
DKK	57,348,000	USD	7,567,853	Bank of America N.A.	11/02/22	43,737
EUR	471,000	USD	457,749	Bank of New York	11/02/22	7,716

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
October 31, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	6,674,000	USD	6,553,393	JPMorgan Chase Bank N.A.	11/02/22	$42,185
EUR	42,969,000	USD	42,167,349	Societe Generale	11/02/22	296,753
EUR	1,959,000	USD	1,920,250	UBS AG	11/02/22	15,731
GBP	6,172,000	USD	6,987,698	Bank of New York	11/02/22	90,349
GBP	18,699,000	USD	20,846,700	HSBC Bank PLC	11/02/22	597,304
GBP	3,655,000	USD	4,058,726	JPMorgan Chase Bank N.A.	11/02/22	132,826
GBP	211,000	USD	238,644	UBS AG	11/02/22	3,331
HKD	761,741,000	USD	97,038,924	State Street Bank and Trust Co.	11/02/22	2,472
ILS	31,000	USD	8,726	HSBC Bank PLC	11/02/22	47
ILS	3,257,000	USD	914,452	JPMorgan Chase Bank N.A.	11/02/22	7,284
JPY	153,821,000	USD	1,027,470	JPMorgan Chase Bank N.A.	11/02/22	7,003
NOK	3,819,000	USD	362,743	Bank of New York	11/02/22	4,605
NOK	14,485,000	USD	1,329,450	Bank of America N.A.	11/02/22	63,854
NOK	1,955,000	USD	182,781	Citibank N.A.	11/02/22	5,270
NOK	394,000	USD	37,120	JPMorgan Chase Bank N.A.	11/02/22	778
NOK	10,429,000	USD	958,294	Morgan Stanley & Co. International PLC	11/02/22	44,866
NOK	283,126,000	USD	27,231,902	State Street Bank and Trust Co.	11/02/22	1,834
NZD	135,000	USD	77,514	BNP Paribas SA	11/02/22	975
NZD	204,000	USD	115,493	Bank of America N.A.	11/02/22	3,113
NZD	5,000	USD	2,783	Citibank N.A.	11/02/22	124
NZD	5,000	USD	2,884	HSBC Bank PLC	11/02/22	23
NZD	11,068,000	USD	6,429,955	JPMorgan Chase Bank N.A.	11/02/22	4,982
SEK	8,110,000	USD	727,056	BNP Paribas SA	11/02/22	7,465
SEK	1,306,614,000	USD	118,220,716	Bank of New York	11/02/22	119,138
SEK	1,151,000	USD	102,367	Citibank N.A.	11/02/22	1,879
SEK	1,804,000	USD	160,895	State Street Bank and Trust Co.	11/02/22	2,493
SGD	1,369,000	USD	959,497	Bank of America N.A.	11/02/22	7,584
SGD	1,214,000	USD	845,693	JPMorgan Chase Bank N.A.	11/02/22	11,894
SGD	30,000	USD	20,875	State Street Bank and Trust Co.	11/02/22	317
USD	275,302,709	AUD	428,047,000	BNP Paribas SA	11/02/22	1,502,452
USD	737,941	AUD	1,149,000	Citibank N.A.	11/02/22	2,983
USD	1,947,795	AUD	3,001,000	HSBC Bank PLC	11/02/22	28,205
USD	628,278	AUD	982,000	State Street Bank and Trust Co.	11/02/22	141
USD	364,391,501	CHF	357,745,000	Bank of New York	11/02/22	7,128,806
USD	2,387,744	CHF	2,362,000	Citibank N.A.	11/02/22	28,928
USD	330,824	CHF	328,000	JPMorgan Chase Bank N.A.	11/02/22	3,266
USD	1,441,998	CHF	1,435,000	Natwest Markets PLC	11/02/22	8,933
USD	162,854	CHF	161,000	State Street Bank and Trust Co.	11/02/22	2,071
USD	826,896	CHF	822,000	Toronto Dominion Bank	11/02/22	6,004
USD	4,944,599	CHF	4,882,000	UBS AG	11/02/22	69,181
USD	85,764	DKK	640,000	Bank of America N.A.	11/02/22	820
USD	170,291	DKK	1,272,000	State Street Bank and Trust Co.	11/02/22	1,463
USD	214,557	DKK	1,601,000	UBS AG	11/02/22	2,062
USD	992,119	EUR	995,000	BNP Paribas SA	11/02/22	8,811
USD	1,976,279	EUR	1,983,000	State Street Bank and Trust Co.	11/02/22	16,580
USD	2,479,617	EUR	2,487,000	Toronto Dominion Bank	11/02/22	21,840
USD	487,151	GBP	421,000	Bank of New York	11/02/22	4,349
USD	2,208,765	GBP	1,915,000	UBS AG	11/02/22	12,644
USD	77,714	HKD	610,000	Bank of New York	11/02/22	4
USD	1,044,500	HKD	8,195,000	HSBC Bank PLC	11/02/22	504
USD	106,242,239	HKD	833,486,000	State Street Bank and Trust Co.	11/02/22	60,945
USD	102,857	ILS	363,000	Citibank N.A.	11/02/22	127

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
October 31, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	79,327	ILS	279,000	HSBC Bank PLC	11/02/22	$370
USD	35,999	ILS	127,000	Natwest Markets PLC	11/02/22	58
USD	64,259	ILS	226,000	TNTC	11/02/22	301
USD	8,501	ILS	30,000	UBS AG	11/02/22	11
USD	4,060,354	JPY	585,974,000	BNP Paribas SA	11/02/22	119,576
USD	3,099,524	JPY	455,191,000	Bank of New York	11/02/22	38,285
USD	781,997,264	JPY	112,909,848,000	BMO Capital Markets	11/02/22	22,658,699
USD	353,440	JPY	51,186,000	Commonwealth Bank of Australia	11/02/22	9,205
USD	4,991,750	JPY	720,618,000	Citibank N.A.	11/02/22	145,467
USD	2,718,753	JPY	403,415,000	HSBC Bank PLC	11/02/22	5,717
USD	1,727,984	JPY	255,497,000	JPMorgan Chase Bank N.A.	11/02/22	9,722
USD	2,405,264	JPY	351,444,000	UBS AG	11/02/22	41,741
USD	25,512	NOK	262,000	Bank of New York	11/02/22	311
USD	51,267	NOK	530,000	Citibank N.A.	11/02/22	286
USD	63,779	NOK	662,000	State Street Bank and Trust Co.	11/02/22	102
USD	5,838	NZD	10,000	Bank of New York	11/02/22	24
USD	326,788	SEK	3,580,000	Bank of New York	11/02/22	2,548
USD	272,769	SEK	2,992,000	Citibank N.A.	11/02/22	1,784
USD	616,500	SEK	6,785,000	State Street Bank and Trust Co.	11/02/22	1,983
USD	40,462	SGD	57,000	Bank of New York	11/02/22	197
USD	80,842	SGD	114,000	State Street Bank and Trust Co.	11/02/22	310
HKD	77,785,000	USD	9,915,129	BNP Paribas SA	12/02/22	167
NZD	300,000	USD	174,375	Morgan Stanley & Co. International PLC	12/02/22	131
USD	376,444	AUD	588,000	Citibank N.A.	12/02/22	8
USD	22,734,702	CHF	22,682,000	JPMorgan Chase Bank N.A.	12/02/22	9,843
USD	351,345,147	CHF	350,471,000	State Street Bank and Trust Co.	12/02/22	211,909
USD	89,324,372	DKK	671,320,000	Bank of New York	12/02/22	17,159
USD	3,525,584	DKK	26,485,000	Bank of America N.A.	12/02/22	2,225
USD	5,173,459	DKK	38,881,000	JPMorgan Chase Bank N.A.	12/02/22	1,032
USD	1,096,582,250	EUR	1,107,159,000	BNP Paribas SA	12/02/22	103,226
USD	31,953,860	EUR	32,245,000	Bank of New York	12/02/22	19,904
USD	3,434,929	GBP	2,981,000	Bank of America N.A.	12/02/22	13,517
USD	13,974,706	GBP	12,175,000	JPMorgan Chase Bank N.A.	12/02/22	978
USD	539,198,155	GBP	467,939,000	State Street Bank and Trust Co.	12/02/22	2,126,076
USD	115,871	HKD	909,000	State Street Bank and Trust Co.	12/02/22	—
USD	800,189	ILS	2,811,000	Bank of America N.A.	12/02/22	3,325
USD	590,102	ILS	2,076,000	HSBC Bank PLC	12/02/22	1,596
USD	19,433,956	ILS	68,271,000	JPMorgan Chase Bank N.A.	12/02/22	80,444
USD	27,502	ILS	97,000	TNTC	12/02/22	4
USD	2,441,579	JPY	361,707,000	Citibank N.A.	12/02/22	901
USD	18,563,590	JPY	2,749,718,000	JPMorgan Chase Bank N.A.	12/02/22	9,412
USD	756,638,313	JPY	112,090,594,000	Toronto Dominion Bank	12/02/22	288,463
USD	902,968	NOK	9,372,000	Morgan Stanley & Co. International PLC	12/02/22	622
USD	8,725	NZD	15,000	UBS AG	12/02/22	—
USD	3,641,380	SEK	40,120,000	Bank of New York	12/02/22	655
USD	49,213,579	SGD	69,630,000	JPMorgan Chase Bank N.A.	12/02/22	16,989
USD	62,885	SGD	89,000	UBS AG	12/02/22	2
						36,479,746
AUD	2,004,000	USD	1,288,825	BNP Paribas SA	11/02/22	(6,966)
AUD	3,738,000	USD	2,402,284	HSBC Bank PLC	11/02/22	(11,273)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
October 31, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	8,002,000	USD	5,203,391	JPMorgan Chase Bank N.A.	11/02/22	$(84,912)
CHF	4,527,000	USD	4,613,329	Bank of New York	11/02/22	(92,432)
CHF	2,402,000	USD	2,460,844	Bank of America N.A.	11/02/22	(62,082)
CHF	161,000	USD	161,519	Citibank N.A.	11/02/22	(736)
CHF	11,120,000	USD	11,310,578	JPMorgan Chase Bank N.A.	11/02/22	(205,569)
CHF	350,471,000	USD	350,208,344	State Street Bank and Trust Co.	11/02/22	(209,842)
CHF	166,000	USD	168,386	UBS AG	11/02/22	(2,610)
DKK	671,320,000	USD	89,122,542	Bank of New York	11/02/22	(20,701)
DKK	8,701,000	USD	1,158,171	Bank of America N.A.	11/02/22	(3,319)
DKK	323,000	USD	43,798	UBS AG	11/02/22	(927)
EUR	1,032,336,000	USD	1,020,309,286	BNP Paribas SA	11/02/22	(103,532)
EUR	503,000	USD	507,348	Commonwealth Bank of Australia	11/02/22	(10,259)
EUR	13,589,000	USD	13,457,119	JPMorgan Chase Bank N.A.	11/02/22	(27,793)
GBP	467,939,000	USD	538,761,568	State Street Bank and Trust Co.	11/02/22	(2,129,351)
GBP	213,000	USD	247,720	UBS AG	11/02/22	(3,452)
HKD	14,359,000	USD	1,830,380	BNP Paribas SA	11/02/22	(1,127)
HKD	24,930,000	USD	3,177,809	Bank of America N.A.	11/02/22	(1,872)
HKD	40,622,000	USD	5,178,278	Morgan Stanley & Co. International PLC	11/02/22	(3,270)
HKD	639,000	USD	81,414	State Street Bank and Trust Co.	11/02/22	(9)
ILS	444,000	USD	125,341	BNP Paribas SA	11/02/22	312
ILS	127,000	USD	35,967	BNP Paribas SA	11/02/22	(26)
ILS	68,271,000	USD	19,397,926	JPMorgan Chase Bank N.A.	11/02/22	(77,129)
ILS	839,000	USD	238,592	Morgan Stanley & Co. International PLC	11/02/22	(1,154)
ILS	33,000	USD	9,455	TNTC	11/02/22	(116)
JPY	51,312,000	USD	350,762	BNP Paribas SA	11/02/22	(5,680)
JPY	50,936,000	USD	345,266	HSBC Bank PLC	11/02/22	(2,713)
JPY	2,176,052,000	USD	15,090,813	JPMorgan Chase Bank N.A.	11/02/22	(456,481)
JPY	1,773,247,000	USD	12,284,912	State Street Bank and Trust Co.	11/02/22	(359,514)
JPY	112,090,594,000	USD	754,133,239	Toronto Dominion Bank	11/02/22	(304,301)
NOK	131,000	USD	12,782	Citibank N.A.	11/02/22	(181)
NZD	5,000	USD	2,915	State Street Bank & Trust Company	11/02/22	(8)
SEK	16,462,000	USD	1,504,075	Bank of New York	11/02/22	(13,114)
SEK	605,000	USD	55,679	HSBC Bank PLC	11/02/22	(884)
SGD	29,000	USD	20,642	BNP Paribas SA	11/02/22	(156)
SGD	66,661,000	USD	47,106,918	JPMorgan Chase Bank N.A.	11/02/22	(16,639)
USD	247,485	AUD	394,000	Imperial Bank of Canada	11/02/22	(4,537)
USD	1,106,772	AUD	1,760,000	Morgan Stanley & Co. International PLC	11/02/22	(19,012)
USD	964,695	AUD	1,554,000	Natwest Markets PLC	11/02/22	(29,321)
USD	850,217	AUD	1,351,000	UBS AG	11/02/22	(13,950)
USD	323,891	CHF	325,000	Toronto Dominion Bank	11/02/22	(671)
USD	1,273,676	CHF	1,278,000	UBS AG	11/02/22	(2,601)
USD	921,737	DKK	6,992,000	HSBC Bank PLC	11/02/22	(6,285)
USD	375,866	DKK	2,839,000	Natwest Markets PLC	11/02/22	(944)
USD	95,612,437	DKK	724,348,000	State Street Bank and Trust Co.	11/02/22	(527,616)
USD	3,225,109	EUR	3,296,000	BNP Paribas SA	11/02/22	(32,162)
USD	5,487,191	EUR	5,574,000	Bank of America N.A.	11/02/22	(21,313)
USD	4,216,273	EUR	4,282,000	HSBC Bank PLC	11/02/22	(15,412)
USD	3,724,056	EUR	3,824,000	JPMorgan Chase Bank N.A.	11/02/22	(55,011)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
October 31, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,116,093	EUR	1,137,000	Morgan Stanley & Co. International PLC	11/02/22	$(7,547)
USD	1,053,575,384	EUR	1,073,460,000	State Street Bank and Trust Co.	11/02/22	(7,271,151)
USD	1,433,350	EUR	1,463,000	UBS AG	11/02/22	(12,459)
USD	476,014	GBP	424,000	Bank of America N.A.	11/02/22	(10,229)
USD	9,206,013	GBP	8,154,000	HSBC Bank PLC	11/02/22	(144,990)
USD	542,821,936	GBP	485,975,000	State Street Bank and Trust Co.	11/02/22	(14,493,957)
USD	983,749	ILS	3,491,000	Bank of America N.A.	11/02/22	(4,210)
USD	19,119,300	ILS	67,863,000	Citibank N.A.	11/02/22	(86,032)
USD	131,657	ILS	468,000	HSBC Bank PLC	11/02/22	(788)
USD	25,514	ILS	91,000	State Street Bank and Trust Co.	11/02/22	(239)
USD	18,034	ILS	64,000	TNTC	11/02/22	(78)
USD	3,088,748	JPY	459,764,000	BNP Paribas SA	11/02/22	(3,246)
USD	686,634	JPY	103,025,000	UBS AG	11/02/22	(6,227)
USD	86,229	NOK	912,000	Bank of New York	11/02/22	(1,496)
USD	99,813	NOK	1,065,000	Citibank N.A.	11/02/22	(2,629)
USD	47,144	NOK	511,000	Natwest Markets PLC	11/02/22	(2,009)
USD	28,327,001	NOK	308,598,000	State Street Bank and Trust Co.	11/02/22	(1,356,873)
USD	144,113	NOK	1,535,000	Toronto Dominion Bank	11/02/22	(3,538)
USD	24,785	NOK	264,000	TNTC	11/02/22	(609)
USD	11,045	NZD	19,000	Bank of America N.A.	11/02/22	(1)
USD	59,399	NZD	105,000	HSBC Bank PLC	11/02/22	(1,648)
USD	149,903	NZD	265,000	JPMorgan Chase Bank N.A.	11/02/22	(4,168)
USD	38,015	NZD	67,000	Morgan Stanley & Co. International PLC	11/02/22	(939)
USD	19,155	NZD	34,000	Natwest Markets PLC	11/02/22	(612)
USD	6,166,749	NZD	10,902,000	State Street Bank and Trust Co.	11/02/22	(171,675)
USD	2,828	NZD	5,000	Toronto Dominion Bank	11/02/22	(79)
USD	8,396	NZD	15,000	UBS AG	11/02/22	(325)
USD	1,615,238	SEK	17,902,000	BNP Paribas SA	11/02/22	(6,143)
USD	1,539,088	SEK	17,255,000	Citibank N.A.	11/02/22	(23,695)
USD	116,038,060	SEK	1,286,232,000	State Street Bank and Trust Co.	11/02/22	(455,799)
USD	186,062	SGD	266,000	BNP Paribas SA	11/02/22	(1,844)
USD	165,456	SGD	236,000	HSBC Bank PLC	11/02/22	(1,258)
USD	45,693,135	SGD	65,550,000	JPMorgan Chase Bank N.A.	11/02/22	(612,319)
USD	1,531,426	SGD	2,197,000	Morgan Stanley & Co. International PLC	11/02/22	(20,566)
USD	619,164	SGD	883,000	State Street Bank and Trust Co.	11/02/22	(4,600)
HKD	1,143,000	USD	145,704	UBS AG	12/02/22	(5)
SGD	2,721,000	USD	1,923,169	Citibank N.A.	12/02/22	(666)
USD	271,048,339	AUD	423,517,000	BNP Paribas SA	12/02/22	(85,967)
USD	5,525,561	AUD	8,634,000	Bank of America N.A.	12/02/22	(1,899)
USD	6,038,395	AUD	9,434,000	JPMorgan Chase Bank N.A.	12/02/22	(1,223)
USD	497,934	CHF	497,000	Citibank N.A.	12/02/22	(5)
USD	130,492	DKK	981,000	HSBC Bank PLC	12/02/22	(13)
USD	1,502,272	EUR	1,517,000	HSBC Bank PLC	12/02/22	(94)
USD	737,911	GBP	643,000	UBS AG	12/02/22	(85)
USD	97,097,184	HKD	761,741,000	State Street Bank and Trust Co.	12/02/22	(2,352)
USD	1,034,742	JPY	153,370,000	UBS AG	12/02/22	(147)
USD	39,082	NOK	406,000	Citibank N.A.	12/02/22	(8)
USD	1,216,684	NOK	12,638,000	JPMorgan Chase Bank N.A.	12/02/22	(118)
USD	27,258,251	NOK	283,126,000	State Street Bank and Trust Co.	12/02/22	(1,443)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
October 31, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	217,946	NZD	375,000	Bank of America N.A.	12/02/22	$(187)
USD	6,433,386	NZD	11,068,000	JPMorgan Chase Bank N.A.	12/02/22	(4,738)
USD	113,067,419	SEK	1,247,033,000	Bank of New York	12/02/22	(95,699)
USD	7,665,334	SEK	84,542,000	JPMorgan Chase Bank N.A.	12/02/22	(6,505)
USD	165,699	SEK	1,826,000	State Street Bank and Trust Co.	12/02/22	(3)
						(29,863,788)
						$6,615,958

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$3,550,177,505	$—	$—	$3,550,177,505
Money Market Funds	599,701,062	—	—	599,701,062
	$4,149,878,567	$—	$—	$4,149,878,567
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$36,480,058	$—	$36,480,058
Liabilities
Forward Foreign Currency Exchange Contracts	—	(29,864,100)	—	(29,864,100)
	$—	$6,615,958	$—	$6,615,958

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviations

AUD	Australian Dollar	GBP	British Pound
CHF	Swiss Franc	HKD	Hong Kong Dollar
DKK	Danish Krone	ILS	Israeli Shekel
EUR	Euro	JPY	Japanese Yen

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
October 31, 2022

Fair Value Hierarchy as of Period End (continued)

Currency Abbreviations (continued)		SEK	Swedish Krona
		SGD	Singapore Dollar
NOK	Norwegian Krone	USD	United States Dollar
NZD	New Zealand Dollar